Leasehold Improvement and Equipment, Net	6 Months Ended
Sep. 30, 2025
Leasehold Improvement and Equipment, Net [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

NOTE 6 — LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

Leasehold improvement and equipment, net consist of the following:

	As of
	September 30, 2025	March 31, 2025
At cost:
Leasehold improvement	$83,167	$83,167
Office equipment and others	206,917	206,917
	290,084	290,084
Less: accumulated depreciation	(172,489)	(154,522)
Total	$117,595	$135,562

Depreciation expense for the six months ended September 30, 2025 and 2024 was $17,967 and $9,868, respectively.